MINERAL PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
			Machinery &
			equipment and
	Mineral		assets under		Transport &
	properties	Plant	finance lease	Building	office equipment	Total
Cost
Balance at December 31, 2015	$429,629	$93,775	$60,257	$10,479	$8,525	$602,665
Additions	27,772	1,096	1,567	192	1,133	31,760
Disposals	-	-	(12)	-	(63)	(75)
Balance at December 31, 2016	457,401	94,871	61,812	10,671	9,595	634,350
Additions	28,682	3,177	5,386	1,191	2,038	40,474
Disposals	(233)	(27)	(4,354)	-	(1,100)	(5,714)
Balance at December 31, 2017	$485,850	$98,021	$62,844	$11,862	$10,533	$669,110
Accumulated amortization and impairment
Balance at December 31, 2015	$411,334	$83,877	$43,206	$8,949	$7,374	$554,740
Amortization	7,986	1,686	3,002	265	508	13,447
Disposals	-	-	(12)	-	(63)	(75)
Balance at December 31, 2016	419,320	85,563	46,196	9,214	7,819	568,112
Amortization	12,161	1,672	2,682	188	947	17,650
Disposals	-	(26)	(4,353)	-	(1,089)	(5,468)
Balance at December 31, 2017	$431,481	$87,209	$44,525	$9,402	$7,677	$580,294
Net book value
At December 31, 2016	$38,081	$9,308	$15,616	$1,457	$1,776	$66,238
At December 31, 2017	$54,369	$10,812	$18,319	$2,460	$2,856	$88,816

Disclosure of business combinations [Table Text Block]
Common shares issued (1)	$6,529
Assumed liability (2)	215
Acquisition costs	30
Total consideration	$6,774

Disclosure of detailed information about business combinations [Table Text Block]
Assets:
Current assets	$64
Long term deposit	2
Equipment	16
Mineral properties	6,714
Total assets	$6,796

Liabilities:
Accounts payable and accrued liabilities	(22)
Total liabilities	(22)

Net identifiable assets acquired	$6,774